Christopher Weil & Company Core Investment Fund
		Schedule of Investments
		August 31, 2021 (Unaudited)
Shares					Fair Value	% of Net Assets

COMMON STOCKS

COMMUNICATIONS

Services - Computer Programming, Data Processing, Etc.
1,055	Alphabet Inc. Class A *				$3,053,117
1,101	Facebook, Inc. Class A *				417,697
5,172	MAGNITE, INC. *				150,091
2,000	Pinterest Inc. Class A *				111,140
8,882	Twitter, Inc. *				572,889
					4,304,934

Total for Communications					4,304,934	5.59%

CONSUMER DISCRETIONARY

Cable & Other Pay Television Services
16,290	The Walt Disney Co.				2,953,377

Household Audio & Video Equipment
13,218	Sonos, Inc. *				525,151

Photographic Equipment & Supplies
22,650	GoPro, Inc. Class A *				225,821

Retail - Catalog & Mail-Order Houses
7,496	Jumia Technologies AG * **				149,995

Retail - Variety Stores
2,232	Target Corporation				551,259

Services - Advertising Agencies
16,607	Criteo S.A. * **				623,261
52,900	Groupon, Inc. *				1,310,333
					1,933,594

Services - Educational Services
61,978	Stride Inc. *				2,122,127
70,653	Universal Technical Institute, Inc. *				492,451
					2,614,578

Total for Consumer Discretionary					8,953,775	11.64%

CONSUMER STAPLES

Food and Kindred Products
34,548	The Hain Celestial Group, Inc. *				1,292,441

Malt Beverages
14,761	Molson Coors Beverage Company - Class B				701,590

Total for Consumer Staples					1,994,031	2.59%

FINANCIALS

Fire, Marine & Casualty Insurance
11,316	Berkshire Hathaway Inc. Class B				3,233,773

Investment Advice
26,289	Houlihan Lokey, Inc. Class A				2,371,268

National Commercial Banks
39,999	Bank of America Corporation				1,669,958
8,320	JPMorgan Chase & Co. +				1,330,784
					3,000,742
State Commercial Banks
32,066	Bank of New York Mellon Corp.				1,770,685

Total for Financials					10,376,468	13.49%

HEALTH CARE

Orthopedic, Prosthetic & Surgical Appliances & Supplies
25,590	CollPlant Biotechnologies Ltd. * (Israel)				445,266

Pharmaceutical Preparations
50,756	Paratek Pharmaceuticals, Inc. *				282,203
1,000	Schrödinger, Inc. *				59,690
10,036	United Therapeutics Corporation *				2,156,536
					2,498,429

Retail - Drug Stores and Proprietary Stores
36,137	CVS Health Corporation				3,121,875

Services - Business Services, NEC
15,544	Akamai Technologies, Inc. *				1,760,358

Wholesale - Durable Goods
3,775	W.W. Grainger, Inc.				1,637,218

Total for Health Care					9,463,146	12.30%

INDUSTRIALS

Construction Machinery & Equip
3,568	Caterpillar Inc.				752,384
16,380	Gencor Industries, Inc. *				189,680
					942,064

Fabricated Structural Metal Products
7,325	Valmont Industries, Inc.				1,822,900

Farm Machinery & Equipment
2,421	Deere & Company				915,211

Heavy Construction Other Than Building Const - Contractors
24,440	Fluor Corporation *				407,170

Measuring & Controlling Devices, NEC
6,361	Rockwell Automation, Inc.				2,070,187

Miscellaneous Electrical Machinery, Equipment & Supplies
3,130	EnerSys				264,767

Services - Auto Rental & Leasing (No Drivers)
1,970	AMERCO				1,302,466

Services - Miscellaneous Business Services
6,675	Johnson Controls International plc (Ireland)				499,290

Water, Sewer, Pipeline, Comm And Power Line Construction
4,123	MasTec, Inc. *				377,007
3,097	Preformed Line Products Co.				217,162
					594,169

Total for Industrials					8,818,224	11.46%

INFORMATION TECHNOLOGY

Auto Controls For Regulating Residential & Comml Environment
1,000,000	Telkonet, Inc. *				36,900

Computer Communications Equipment
3,109	Arista Networks, Inc. *				1,148,869

Computer Peripheral Equipment, NEC
4,425	Palo Alto Networks, Inc. *				2,040,102
5,436	Stratasys Ltd. (Israel) *				114,482
					2,154,584

Computer & Office Equipment
12,982	International Business Machines Corporation				1,821,894

Measuring & Controlling Devices, NEC
33,533	Trimble Inc. *				3,159,479

Optical Instruments & Lenses
6,098	II-VI Incorporated *				384,052

Radio & TV Broadcasting & Communications Equipment
711	Ubiquiti Networks, Inc.				231,331

Semiconductors & Related Devices
21,439	MaxLinear, Inc. *				1,119,759
4,000	Micron Technology, Inc. *				294,800
5,746	Skyworks Solutions, Inc.				1,054,161
6,481	Ultra Clean Holdings, Inc. *				299,681
					2,768,401

Services - Business Services, NEC
64,700	GreenSky, Inc. Class A *				514,365
4,000	MAXIMUS, Inc.				348,360
					862,725

Services - Computer Processing & Data Preparation
28,870	Yext, Inc. *				390,322

Services - Computer Programming Services
17,715	Amdocs Limited (Island of Guernsey)				1,364,586

Services - Prepackaged Software
40,700	3D Systems Corporation *				1,238,908
2,417	AppFolio, Inc. Class A *				285,448
86,412	Box, Inc. Class A *				2,227,701
39,000	NortonLifeLock Inc.				1,035,840
2,124	PTC Inc.				279,646
					5,067,543

Telephone & Telegraph Apparatus
43,281	Akoustis Technologies, Inc. *				429,348
31,198	Clearfield, Inc. *				1,413,581
					1,842,929

Total for Information Technology					21,233,615	27.60%

MATERIALS

Industrial Organic Chemicals
11,385	International Flavors & Fragrances Inc.				1,724,828

Metal Mining
53,514	Cleveland-Cliffs Inc.				1,255,974
39,309	Freeport-McMoRan Inc.				1,430,455
					2,686,429

Mining, Quarrying Of Nonmetallic Minerals (No Fuels)
6,476	Vulcan Materials Company				1,204,083

Total for Materials					5,615,340	7.30%

Total for Common Stocks (Cost - $48,104,586)					70,759,533	91.97%

CONTINGENT VALUE RIGHTS
6,925	resTORbio, Inc. ++				-	0.00%
(Cost - $0)

EXCHANGE TRADED FUNDS
38,020	ETFMG Prime Junior Silver Miners ETF				512,510
24,213	Global X Copper Miners ETF				893,944
16,200	The 3D Printing ETF				637,632
18,122	VanEck Vectors® Gold Miners ETF				590,777
(Cost - $2,237,008)					2,634,863	3.42%

MONEY MARKET FUNDS
2,878,783	Invesco Short-Term Investments Trust Treasury Portfolio
	Institutional Class 0.01% ***				2,878,784	3.74%
(Cost - $2,878,784)
REAL ESTATE INVESTMENT TRUSTS
10,958	Invitation Homes				451,250	0.59%
(Cost - $359,334)

CALL/PUT OPTIONS PURCHASED				Notional
Expiration Date/Exercise Price		Contracts		Amount	Fair Value	% of Net Assets

Paratek Pharmaceuticals, Inc. *		150		$ 83,400	$ 600
September 17, 2021 Calls @ 7.50

SPDR S&P 500® ETF *		300		13,546,800	9,900
September 3, 2021 Calls @ 445.00

VanEck Vectors® Gold Miners ETF * ****		143		466,180	244,530
January 21, 2022 Calls @ 15.00

Total for Options Purchased (Premiums Paid - $240,725)			#	$ 14,096,380	255,030	0.33%

	Total Investments				76,979,460	100.05%
	(Cost - $53,820,437)

	Liabilities in Excess of Other Assets				(35,637)	-0.05%

	Net Assets				$ 76,943,823	100.00%

Christopher Weil & Company Core Investment Fund
		Schedule of Options Written
		August 31, 2021 (Unaudited)
CALL/PUT OPTIONS WRITTEN					Notional	Fair Value
Expiration Date/Exercise Price		Contracts			Amount

JPMorgan Chase & Co.
December 17, 2021 Calls @ 55.00		80			$ 1,279,600	$ 84,560

Total (Premiums Received $55,791)					$ 1,279,600	$ 84,560

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The Yield Rate shown represents the 7-day yield at August 31, 2021.
**** Level 2 Security.
+ Portion or all of the security is pledged as collateral for options written.
++ Under the terms of the Contingent Value Rights ("CRV"), the holder has the right to receive substantially all of the net proceeds from the commercialization, if any, received from a third party commercial partner of RTB101, a small molecule product candidate, previously developed by resTORbio, Inc. that is a potent inhibitor of target of rapamycin complex 1 (RORC1), for a COVID-19 related indication.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at August 31, 2021, was $53,820,437 and premiums received from options written was $55,791. At August 31, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Gain			$ 24,334,635
		Unrealized Loss			(1,204,381)
		Unrealized Gain			$ 23,130,254

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks including ADRs, ETFs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2021:

Valuation Inputs of Assets		Level 1		Level 2	Level 3	Total
Common Stocks		$ 70,759,533		$ -	$ -	$ 70,759,533
Exchange Traded Funds		2,634,863		-	-	2,634,863
Options Purchased		10,500		244,530	-	255,030
Money Market Funds		2,878,784		-	-	2,878,784
Real Estate Investment Trusts		451,250		-	-	451,250
Total		$ 76,734,930		$ 244,530	$ -	$ 76,979,460

Valuation Inputs of Liabilities		Level 1		Level 2	Level 3	Total
Options Written		$ 84,560		$ -	$ -	$ 84,560
Total		$ 84,560		$ -	$ -	$ 84,560

3. OPTIONS WRITTEN

As of August 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the call options may also limit the Fund’s gain on the underlying securities. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. Options written expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

As of August 31, 2021, portfolio securities valued at $1,279,600 were held by the Fund as collateral for options written by the Fund.